Operating leases (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Total operating lease, right of use asset	$ 2,255,771		$ 0
Current portion of operating lease obligations	464,167		0
Non-current portion of operating lease obligations	1,625,696		0
Total operating lease obligations	2,089,863		$ 2,440,288
Total foreign exchange on operating leases	$ (165,908)	$ 0